Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Related Party Transactions
Remuneration	$ 960	$ 429	$ 1,326	$ 864
Share-based compensation expense	1,062	321	1,155	1,014
Total directors and key management personnel	$ 2,022	$ 750	$ 2,481	$ 1,878